Statement of Shareholders’ Equity - 3 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Common shares	Total share Capital	Deficit	Total
Balance at Oct. 01, 2025
Balance (in Shares) at Oct. 01, 2025	1
Loss for the period			(12)	(12)
Balance at Dec. 31, 2025			$ (12)	$ (12)
Balance (in Shares) at Dec. 31, 2025	1